Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss and comprehensive loss for the year	$ (30,930,647)	$ (31,638,244)	$ (20,640,935)
Non-cash adjustments for:
Depreciation of property and equipment	135,464	135,977	145,095
Amortization of intangible assets	84,444	84,444	84,444
Share-based compensation	5,013,185	8,497,830	2,765,059
Change in derivative liability	(6,241,221)	(4,916,304)
Unrealized foreign exchange (gain) loss on cash	(2,919,786)	11,129	56,029
Accretion on lease liability	9,226	12,929	16,286
Shares for services	525,200	4,112,647	49,712
Research expenses settled through warrant exercise	1,355,775	83,421	78,992
Accounts receivable	(144,184)	(59,946)	5,873
Other receivables	71,114	(127,258)	702,072
Prepaid expenses	1,346,279	(2,147,333)	(64,142)
Prepaid inventory			4,745,148
Inventory		17,968	1,100,780
Accounts payable and accrued liabilities	4,474,806	2,393,090	1,826,186
Net cash used in operating activities	(27,220,345)	(23,539,650)	(9,129,401)
Investing activities
Purchase of property and equipment	(74,709)	(12,916)	(40,602)
Net cash used in investing activities	(74,709)	(12,916)	(40,602)
Financing activities
Issuance of units		84,083,757	17,250,000
Share issuance costs		(5,240,756)	(1,088,190)
Issuance of warrants, net of issuance costs		8,147
Proceeds from stock options exercised		2,837,083
Proceeds from warrants exercised		11,801,263	183,678
Payment of lease liability	(53,934)	(51,916)	(50,472)
Net cash provided by (used in) financing activities	(53,934)	93,437,578	16,295,016
Net change in cash and cash equivalents	(27,348,988)	69,885,012	7,125,013
Cash and cash equivalents, beginning of year	83,899,070	14,025,187	6,956,203
Impact of foreign exchange on cash and cash equivalents	2,919,786	(11,129)	(56,029)
Cash and cash equivalents, end of year	$ 59,469,868	$ 83,899,070	$ 14,025,187